Schedule II - Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
NET EARNINGS	$ 831,524	$ 623,938	$ 807,478	$ (507,896)	$ 202,764	$ 126,668	$ 240,767	$ 367,890	$ 1,755,044	$ 938,089	$ (150,221)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ENSTAR									1,828,532	934,820	(150,248)
Enstar Group Limited
Condensed Statement of Income Captions [Line Items]
NET EARNINGS									1,755,044	938,089	(150,221)
OTHER COMPREHENSIVE INCOME (LOSS) RELATING TO SUBSIDIARIES, NET OF TAX									73,488	(3,269)	(27)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ENSTAR									$ 1,828,532	$ 934,820	$ (150,248)